Inventory (table)	12 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2015	2014	2013
	(In thousands)

Finished products	$414,154	$418,368	$445,278
In process	22,651	16,056	18,107
Raw materials and supplies	199,674	170,210	149,359
	636,479	604,634	612,744
Less excess of FIFO cost over LIFO cost	164,067	153,384	133,014
Total inventories	$472,412	$451,250	$479,730